Pretax Net Actuarial Loss, Prior Service (Costs) and Transition Assets/(Obligations) Recognized in Accumulated Other Comprehensive Income (Loss) not Affecting Retained Earnings, Pension (Detail) (USD $)
In Thousands, unless otherwise specified
	May 31, 2012		May 31, 2011
Pension Benefits, U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	$ (205,086)	[1]	$ (107,137)	[1]
Prior service (costs)	(1,679)		(2,031)
Total recognized in accumulated other comprehensive income not affecting retained earnings	(206,765)		(109,168)
Pension Benefits, Non-U.S. Plans
Schedule of Net Periodic Benefit Costs and Assumptions for Defined Benefit Postretirement Plans [Line Items]
Net actuarial loss	(62,750)	[1]	(44,313)	[1]
Prior service (costs)	(93)		(120)
Total recognized in accumulated other comprehensive income not affecting retained earnings	$ (62,843)		$ (44,433)

[1]	Increases in net actuarial losses arising during 2012 were primarily attributable to a lower discount rate during 2012 versus 2011 and a lower actual return on plan assets compared with the expected return on plan assets for 2012.